Equity (Details)									1 Months Ended		12 Months Ended
	Mar. 10, 2025 shares	May 14, 2024 USD ($) shares	Apr. 03, 2024 USD ($) shares	Feb. 04, 2024 USD ($) $ / shares shares	Dec. 12, 2023 shares	May 31, 2023 shares	May 24, 2023 CNY (¥) shares	Jan. 11, 2023 $ / shares shares	Mar. 31, 2025 CNY (¥)	May 31, 2023 shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	May 14, 2024 CNY (¥) shares	May 14, 2024 $ / shares
Equity [Line Items]
Authorized Share Capital (in Dollars) | $															$ 50,000
Closed IPO shares						3,507,734		6,373,327
Received cash consideration (in Yuan Renminbi) | ¥							¥ 5,820,049		¥ 5,799,969
Aggregate gross proceeds (in Dollars)													¥ 43,384,800
Incurred offering cost (in Yuan Renminbi) | ¥																	¥ 17,006,216
Fair value of warrants											¥ (1,952,081)	$ (272,500)
Least of after-tax profits percentage											10.00%				10.00%
Reserve funds percentage											50.00%				50.00%
Restricted net assets (in Yuan Renminbi) | ¥											¥ 75,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, authorized											500,000,000				500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.0001
Ordinary shares, issued				20,000,000
Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001
Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001
Ordinary shares, issued								6,373,327
Closed IPO shares										3,507,734
Shanghai Xinhui [Member]
Equity [Line Items]
Closed IPO shares							1,220,374
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, authorized											450,000,000				450,000,000	450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.0001	$ 0.0001
Ordinary shares, issued											16,105,132				16,105,132	14,707,073
Closed IPO shares		23,765
Ordinary shares, outstanding											16,105,132				16,105,132	14,707,073
Class A Ordinary Shares [Member] | Convertible Notes [Member]
Equity [Line Items]
Closed IPO shares											1,384,809	1,384,809
Principal amount settle											¥ 14,148,579	$ 1,975,065
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Reclassify ordinary shares				44,394,436
Class A Ordinary Shares [Member] | Financial Consultant [Member]
Equity [Line Items]
Issued compensation shares	13,250
Issued shares	97,765
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issued compensation shares											13,250	13,250
Class A Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Reclassify ordinary shares					5,605,564
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, authorized											50,000,000				50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares															$ 0.0001	$ 0.0001
Ordinary shares, issued											16,816,692				16,816,692	16,816,692
Ordinary shares, outstanding											16,816,692				16,816,692	16,816,692
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001
Reclassify ordinary shares				44,394,436
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issued compensation shares														3,661,122
Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Reclassify ordinary shares					5,605,564
Initial Public Offering [Member]
Equity [Line Items]
Closed IPO shares			1,500,000
Aggregate gross proceeds (in Dollars) | $		$ 95,060	$ 6,000,000
Fair value of warrants											¥ 617,554	$ 85,406
Initial Public Offering [Member] | Warrants [Member]
Equity [Line Items]
Warrants issued			75,000														1,188
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Closed IPO shares		23,765		1,500,000
Public offering price per share (in Dollars per share) | $ / shares				$ 4														$ 4
Aggregate gross proceeds (in Dollars) | $				$ 6,000,000
Exercise price (in Dollars per share) | $ / shares															$ 4.4
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Closed IPO shares				225,000
Over-Allotment Warrants [Member]
Equity [Line Items]
Fair value of warrants											¥ 9,786	$ 1,353